CONSOLIDATING FINANCIAL STATEMENTS - Cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating:
Net (loss) earnings	$ (25.6)	$ 442.2
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	772.4	819.4
Loss (gain) on disposition of associate and other interests - net	(2.1)	(55.2)
Impairment, net of reversals		(75.5)
Equity in losses (earnings) of associate, joint ventures and intercompany investments	0.3	1.3
Share-based compensation expense	14.6	13.6
Finance expense	101.2	117.8
Deferred tax expense (recovery)	8.9	(76.4)
Foreign exchange losses (gains) and other	12.5	(31.9)
Reclamation expense	(8.0)	11.4
Changes in operating assets and liabilities:
Accounts receivable and other assets	(22.7)	108.6
Inventories	(5.7)	(86.7)
Accounts payable and accrued liabilities	69.8	(48.5)
Cash flow provided from operating activities	915.6	1,140.1
Income taxes paid	(126.9)	(188.5)
Net cash flow provided from operating activities	788.7	951.6
Investing:
Additions to property, plant and equipment	(1,043.4)	(897.6)
Acquisitions	(304.2)
Net additions to long-term investments and other assets	(52.9)	(73.8)
Net proceeds from the sale of property, plant and equipment	6.4	8.5
Net proceeds from disposition of associate and other interests		269.6
Decrease (increase) in restricted cash	(0.6)	(0.5)
Interest received and other	7.7	6.6
Net cash flow used in investing activities	(1,387.0)	(687.2)
Financing:
Issuance of common shares on exercise of options	0.5	0.8
Net proceeds from issuance/drawdown of debt	80.0	494.7
Repayment of debt	(80.0)	(500.0)
Interest paid	(57.9)	(62.9)
Dividend paid to non-controlling interest	(13.0)
Other	(2.2)	(1.6)
Net cash flow used in financing activities	(72.6)	(69.0)
Effect of exchange rate changes on cash and cash equivalents	(5.9)	3.4
Decrease (increase) in cash and cash equivalents	(676.8)	198.8
Cash and cash equivalents, beginning of period	1,025.8	827.0
Cash and cash equivalents, end of period	349.0	1,025.8
Total Guarantors
Operating:
Net (loss) earnings	(23.6)	445.4
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	413.0	409.5
Loss (gain) on disposition of associate and other interests - net		5.4
Impairment, net of reversals		164.4
Equity in losses (earnings) of associate, joint ventures and intercompany investments	35.7	(519.8)
Share-based compensation expense	14.6	13.6
Finance expense	161.0	124.1
Deferred tax expense (recovery)	45.0	(70.8)
Foreign exchange losses (gains) and other	(3.0)	131.5
Changes in operating assets and liabilities:
Accounts receivable and other assets	6.3	1.3
Inventories	17.5	(66.2)
Accounts payable and accrued liabilities	(11.1)	18.1
Cash flow provided from operating activities	655.4	656.5
Income taxes paid	(28.4)	(10.9)
Net cash flow provided from operating activities	627.0	645.6
Investing:
Additions to property, plant and equipment	(531.1)	(416.5)
Acquisitions	(269.2)
Net additions to long-term investments and other assets	(12.8)	(50.4)
Net proceeds from the sale of property, plant and equipment	0.5	1.8
Net proceeds from disposition of associate and other interests		7.5
Decrease (increase) in restricted cash	(0.6)	(0.9)
Interest received and other	3.6	3.4
Net cash flow used in investing activities	(809.6)	(455.1)
Financing:
Issuance of common shares on exercise of options	0.5	0.8
Net proceeds from issuance/drawdown of debt	80.0	494.7
Repayment of debt	(80.0)	(500.0)
Interest paid	(57.9)	(62.9)
Dividends received from (paid to) common shareholders and subsidiaries	0.5
Intercompany advances	(15.9)	(3.0)
Other	(1.4)	(1.6)
Net cash flow used in financing activities	(74.2)	(72.0)
Decrease (increase) in cash and cash equivalents	(256.8)	118.5
Cash and cash equivalents, beginning of period	390.3	271.8
Cash and cash equivalents, end of period	133.5	390.3
Kinross Gold Corp.
Operating:
Net (loss) earnings	(23.6)	445.4
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	3.7	4.9
Loss (gain) on disposition of associate and other interests - net		5.4
Equity in losses (earnings) of associate, joint ventures and intercompany investments	(41.4)	(679.4)
Share-based compensation expense	14.6	13.6
Finance expense	64.6	80.1
Deferred tax expense (recovery)	3.0	(1.5)
Foreign exchange losses (gains) and other	5.4	132.8
Changes in operating assets and liabilities:
Accounts receivable and other assets	(1.6)	(1.7)
Inventories	(0.5)	3.5
Accounts payable and accrued liabilities	(23.9)	(4.9)
Cash flow provided from operating activities	0.3	(1.8)
Income taxes paid	0.1
Net cash flow provided from operating activities	0.4	(1.8)
Investing:
Additions to property, plant and equipment	(7.4)	(5.7)
Net additions to long-term investments and other assets	10.7	(26.2)
Net proceeds from disposition of associate and other interests		7.5
Interest received and other	2.2	1.5
Net cash flow used in investing activities	5.5	(22.9)
Financing:
Issuance of common shares on exercise of options	0.5	0.8
Net proceeds from issuance/drawdown of debt	80.0	494.7
Repayment of debt	(80.0)	(500.0)
Interest paid	(57.9)	(62.9)
Dividends received from (paid to) common shareholders and subsidiaries	0.1
Intercompany advances	(185.1)	235.1
Other	(1.4)	(1.6)
Net cash flow used in financing activities	(243.8)	166.1
Decrease (increase) in cash and cash equivalents	(237.9)	141.4
Cash and cash equivalents, beginning of period	267.6	126.2
Cash and cash equivalents, end of period	29.7	267.6
Guarantor Subsidiaries
Operating:
Net (loss) earnings	78.1	392.5
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	409.3	404.0
Impairment, net of reversals		164.4
Equity in losses (earnings) of associate, joint ventures and intercompany investments	(1.0)	(232.9)
Finance expense	104.5	45.9
Deferred tax expense (recovery)	42.0	(69.3)
Foreign exchange losses (gains) and other	(8.4)	(1.3)
Changes in operating assets and liabilities:
Accounts receivable and other assets	7.9	3.0
Inventories	18.0	(69.1)
Accounts payable and accrued liabilities	12.8	23.0
Cash flow provided from operating activities	663.2	660.2
Income taxes paid	(28.5)	(10.9)
Net cash flow provided from operating activities	634.7	649.3
Investing:
Additions to property, plant and equipment	(523.7)	(410.8)
Acquisitions	(269.2)
Net additions to long-term investments and other assets	(23.5)	(24.2)
Net proceeds from the sale of property, plant and equipment	0.5	1.8
Decrease (increase) in restricted cash	(0.6)	(0.9)
Interest received and other	1.4	1.9
Net cash flow used in investing activities	(815.1)	(432.2)
Financing:
Dividends received from (paid to) common shareholders and subsidiaries	0.4
Intercompany advances	161.1	(240.0)
Net cash flow used in financing activities	161.5	(240.0)
Decrease (increase) in cash and cash equivalents	(18.9)	(22.9)
Cash and cash equivalents, beginning of period	122.7	145.6
Cash and cash equivalents, end of period	103.8	122.7
Guarantor Adjustments
Operating:
Net (loss) earnings	(78.1)	(392.5)
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization		0.6
Equity in losses (earnings) of associate, joint ventures and intercompany investments	78.1	392.5
Finance expense	(8.1)	(1.9)
Changes in operating assets and liabilities:
Inventories		(0.6)
Cash flow provided from operating activities	(8.1)	(1.9)
Net cash flow provided from operating activities	(8.1)	(1.9)
Financing:
Intercompany advances	8.1	1.9
Net cash flow used in financing activities	8.1	1.9
Non-guarantors
Operating:
Net (loss) earnings	374.6	833.4
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	359.4	409.9
Loss (gain) on disposition of associate and other interests - net	(2.1)	(60.6)
Impairment, net of reversals		(239.9)
Equity in losses (earnings) of associate, joint ventures and intercompany investments	(0.1)	0.6
Finance expense	168.6	135.5
Deferred tax expense (recovery)	(36.1)	(5.6)
Foreign exchange losses (gains) and other	15.5	(163.4)
Reclamation expense	(8.0)	11.4
Changes in operating assets and liabilities:
Accounts receivable and other assets	(29.0)	107.3
Inventories	(23.2)	(20.5)
Accounts payable and accrued liabilities	80.9	(66.6)
Cash flow provided from operating activities	900.5	941.5
Income taxes paid	(98.5)	(177.6)
Net cash flow provided from operating activities	802.0	763.9
Investing:
Additions to property, plant and equipment	(512.3)	(481.1)
Acquisitions	(35.0)
Net additions to long-term investments and other assets	(40.1)	(23.4)
Net proceeds from the sale of property, plant and equipment	5.9	6.7
Net proceeds from disposition of associate and other interests		262.1
Decrease (increase) in restricted cash		0.4
Interest received and other	4.1	3.2
Net cash flow used in investing activities	(577.4)	(232.1)
Financing:
Dividends received from (paid to) common shareholders and subsidiaries	(412.4)	(316.1)
Dividend paid to non-controlling interest	(13.0)
Intercompany advances	(212.5)	(138.8)
Other	(0.8)
Net cash flow used in financing activities	(638.7)	(454.9)
Effect of exchange rate changes on cash and cash equivalents	(5.9)	3.4
Decrease (increase) in cash and cash equivalents	(420.0)	80.3
Cash and cash equivalents, beginning of period	635.5	555.2
Cash and cash equivalents, end of period	215.5	635.5
Eliminations
Operating:
Net (loss) earnings	(376.6)	(836.6)
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Equity in losses (earnings) of associate, joint ventures and intercompany investments	(35.3)	520.5
Finance expense	(228.4)	(141.8)
Changes in operating assets and liabilities:
Cash flow provided from operating activities	(640.3)	(457.9)
Net cash flow provided from operating activities	(640.3)	(457.9)
Financing:
Dividends received from (paid to) common shareholders and subsidiaries	411.9	316.1
Intercompany advances	228.4	141.8
Net cash flow used in financing activities	$ 640.3	$ 457.9